UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08227

DWS Investors Funds, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS Japan Equity Fund

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 14.3%
Auto Components 3.0%
Aisin Seiki Co., Ltd.	45,200	1,526,475
Denso Corp.	119,900	4,206,844
F.C.C. Co., Ltd.	53,900	1,020,867

		6,754,186

Automobiles 7.3%
Honda Motor Co., Ltd.	125,200	4,403,090
Isuzu Motors Ltd.	588,000	2,865,111
Nissan Motor Co., Ltd.	140,200	1,559,826
Toyota Motor Corp.	124,100	7,443,960

		16,271,987
Household Durables 0.8%
Hitachi Koki Co., Ltd.	115,800	1,854,513
Media 1.3%
Daiichikosho Co., Ltd.	275,900	2,838,347
Specialty Retail 1.9%
Alpen Co., Ltd.	48,800	820,016
NAFCO Co., Ltd.	78,400	2,241,841
Nitori Co., Ltd.	24,100	1,126,779

		4,188,636
Consumer Staples 1.8%
Food & Staples Retailing 0.9%
Seven & I Holdings Co., Ltd.	65,200	1,885,817
Personal Products 0.9%
Kobayashi Pharmaceutical Co., Ltd.	59,700	2,055,407
Energy 1.7%
Oil, Gas & Consumable Fuels
Nippon Mining Holdings, Inc.	423,000	3,719,063
Financials 23.8%
Capital Markets 4.0%
Nomura Holdings, Inc.	244,900	5,010,690
SBI Holdings, Inc.	11,988	3,846,602

		8,857,292
Commercial Banks 11.9%
Fukuoka Financial Group, Inc.*	448,000	3,515,530
Mitsubishi UFJ Financial Group, Inc.	517	5,947,412
Mizuho Financial Group, Inc.	1,029	7,279,942
Sumitomo Mitsui Financial Group, Inc.	702	6,806,574
The Sumitomo Trust & Banking Co., Ltd.	294,000	2,988,315

		26,537,773
Diversified Financial Services 0.7%
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,530	1,654,149
Insurance 2.5%
Millea Holdings, Inc.	72,000	2,863,435
T&D Holdings, Inc.	41,350	2,796,306

		5,659,741
Real Estate Management & Development 4.7%
Kenedix, Inc.	648	2,784,749
Mitsubishi Estate Co., Ltd.	104,000	3,196,056
Mitsui Fudosan Co., Ltd.	144,000	4,531,800

		10,512,605

Health Care 3.4%
Pharmaceuticals
Astellas Pharma, Inc.	24,800	1,098,373
Chugai Pharmaceutical Co., Ltd.	83,600	1,707,034
Sawai Pharmaceutical Co., Ltd.	70,200	2,601,495
Tsumura & Co.	115,700	2,101,044

		7,507,946
Industrials 18.6%
Building Products 1.1%
Asahi Glass Co., Ltd.	185,000	2,464,133
Commercial Services & Supplies 1.4%
Matsuda Sangyo Co., Ltd.	153,100	3,220,509
Construction & Engineering 1.3%
COMSYS Holdings Corp.	258,000	2,984,914
Electrical Equipment 2.5%
Mitsubishi Electric Corp.	192,000	1,755,924
Sumitomo Electric Industries Ltd.	250,200	3,801,313

		5,557,237
Machinery 6.1%
Hitachi Zosen Corp.*	1,196,000	2,073,591
Komatsu Ltd.	220,600	5,854,873
Sumitomo Heavy Industries Ltd.	302,000	3,431,931
Tadano Ltd.	151,000	2,271,824

		13,632,219
Marine 1.2%
Mitsui O.S.K. Lines Ltd.	197,000	2,700,049
Road & Rail 1.1%
East Japan Railway Co.	137	1,058,176
Hamakyorex Co., Ltd.	49,200	1,334,100

		2,392,276
Trading Companies & Distributors 3.9%
Mitsui & Co., Ltd.	332,000	6,547,248
Sumitomo Corp.	116,100	2,108,307

		8,655,555
Information Technology 18.4%
Electronic Equipment & Instruments 6.7%
Dainippon Screen Manufacturing Co., Ltd.	495,000	3,709,450
Hoya Corp.	76,400	2,473,426
Iriso Electronics Co., Ltd.	72,600	1,753,854
Keyence Corp.	4,900	1,046,837
Nidec Corp.	57,100	3,448,521
Nippon Chemi-Con Corp.	57,000	508,644
Ohara, Inc.	95,400	2,108,677

		15,049,409
IT Services 1.1%
Otsuka Corp.	26,100	2,406,261
Office Electronics 3.1%
Canon, Inc.	59,300	3,488,808
Ricoh Co., Ltd.	155,000	3,375,103

		6,863,911

Semiconductors & Semiconductor Equipment 6.8%
Micronics Japan Co., Ltd.	116,000	3,593,426
Shinko Electric Industries Co., Ltd.	118,100	2,265,929
Sumco Techxiv Corp.	57,300	3,276,976
Tokyo Electron Ltd.	57,900	4,162,901
ULVAC, Inc.	58,800	1,966,442

		15,265,674
Software 0.7%
Sumisho Computer Systems Corp.	77,400	1,507,297
Materials 14.4%
Chemicals 7.5%
Hitachi Chemical Co., Ltd.	137,300	2,820,460
JSR Corp.	132,800	2,995,366
Nitto Denko Corp.	22,300	1,108,587
Shin-Etsu Chemical Co., Ltd.	53,900	3,614,001
Taiyo Ink Manufacturing Co., Ltd.	107,000	2,857,436
Ube Industries Ltd.	1,096,000	3,341,134

		16,736,984
Metals & Mining 6.9%
Dowa Holdings Co., Ltd.	354,000	3,412,013
Hitachi Metals Ltd.	280,000	3,384,388
JFE Holdings, Inc.	116,300	7,071,652
Osaka Steel Co., Ltd.	84,900	1,478,948

		15,347,001
Telecommunication Services 2.4%
Wireless Telecommunication Services
KDDI Corp.	639	5,460,641

Total Common Stocks (Cost $211,046,200)		220,541,532
Warrants 0.1%
Materials
Dowa Holdings Co., Ltd. Expiration Date 1/29/2010* (Cost $0)	270,000	99,379
Cash Equivalents 0.9%
Cash Management QP Trust, 5.32% (a) (Cost $2,094,742)	2,094,742	2,094,742
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 213,140,942)	99.8	222,735,653
Other Assets and Liabilities, Net	0.2	462,401

Net Assets	100.0	223,198,054

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007